Related party transactions - Metrogas, Frontline, and Seatankers Transactions (Details) - USD ($) $ in Millions			12 Months Ended
		Mar. 06, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Short-term debt to related parties			$ 10	$ 83
Proceeds from debt to related party			0	0	$ 143	[1]
Long-term debt			8,701	9,608
Repayments of debt to related party			39	103	0	[1]
Net gain on debt extinguishment			19	47	8
Interest expense	[2]		285	412	415
Affiliated Entity | Metrogas
Related Party Transaction [Line Items]
Interest rate on related party debt (as percent)		7.50%
Subordinated loan from related party		$ 50			50
Affiliated Entity | Frontline
Related Party Transaction [Line Items]
Related party expense			3	3	4
Affiliated Entity | Seatankers Management Norway AS
Related Party Transaction [Line Items]
Related party expense			$ 2	$ 2	$ 1

[1]	Text selection found with no content.
[2]	Includes transactions with related parties. Refer to Note 30 "Related party transactions".